Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets, Net [Abstract]
Goodwill and Intangible Assets, Net
Note 9 — Goodwill and Intangible Assets, Net
The following table presents details of the Company’s total goodwill:

As of September 30, 2020	$2,578,645
Goodwill resulting from acquisitions(1)	104,151
Decrease in goodwill as a result of divestiture(2)	(61,396)
Other	1,244

As of September 30, 2021	$2,622,644
Goodwill resulting from acquisitions(3)	48,395
Other	(8,214)

As of September 30, 2022	$2,662,825

(1)
Mainly relates to the acquisition of Sourced
 Group
. In allocating the total purchase price for Sourced

Group
, based on estimated fair values, the Company recorded
 $79,863 of goodwill, $18,211
of customer relationships to be amortized over approximately seven years
and
$3,056
of core technology to be amortized over
 three years.

(2)	Relates to the divestiture of OpenMarket completed on December 31, 2020, see also Note 3.
(3)
Mainly relates to the acquisitions of DevOps and Roam, see also Note 3. In allocating the total preliminary purchase price for Roam, based on estimated fair values, the Company recorded $24,607 of goodwill, $11,454 of customer relationships to be amortized over approximately five years and $2,299 of core technology to be amortized over two years. In allocating the total preliminary purchase price for DevOps, based on estimated fair values, the Company recorded $23,787 of goodwill, $2,616 of customer relationships to be amortized over approximately five years.

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. Where a quantitative impairment test is necessary, in
calculating the fair value of the reporting unit, the Company uses its market capitalization and a discounted cash flow methodology. There was no impairment of goodwill in fiscal years 2022, 2021 or
2020.

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Gross	Accumulated Amortization	Net
September 30, 2022
Core technology	$898,448	$(837,404)	$61,044
Customer relationships	703,824	(591,119)	112,705
Other	47,540	(42,977)	4,563

Total	$1,649,812	$(1,471,500)	$178,312

September 30, 2021
Core technology	$896,149	$(777,419)	$118,730
Customer relationships	689,754	(556,716)	133,038
Other	47,540	(40,276)	7,264

Total	$1,633,443	$(1,374,411)	$259,032

The amortization expenses related to the Company’s definite-lived purchased intangible assets were $97,088, $83,816 and $80,777 for the years ended 2022, 2021 and 2020, respectively.
The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2022 is as follows:

Amount
Fiscal year:
2023	$53,213
2024	43,721
2025	39,759
2026	23,334
2027	10,893
Thereafter	7,392

Total	$178,312